UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  028-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     (212) 752-8777

Signature, Place, and Date of Signing:

 /s/    Vivian Pan     New York, NY     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $463,321 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    15573   295945 SH       SOLE                    60595        0   235350
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108    12777   164977 SH       SOLE                     4505        0   160472
AT&T INC                       COM              00206R102    15435   491410 SH       SOLE                    97790        0   393620
BAYTEX ENERGY CORP             COM              07317Q105    10504   192940 SH       SOLE                    29310        0   163630
BRISTOL MYERS SQUIBB CO        COM              110122108    14414   497717 SH       SOLE                    97795        0   399922
CENTURYLINK INC                COM              156700106      310     7675 SH       SOLE                        0        0     7675
CHEVRON CORP NEW               COM              166764100    10298   100132 SH       SOLE                    22845        0    77287
CINCINNATI FINL CORP           COM              172062101    12827   439565 SH       SOLE                    98475        0   341090
CINEMARK HOLDINGS INC          COM              17243V102    15830   764366 SH       SOLE                   149911        0   614455
CONAGRA FOODS INC              COM              205887102    15211   589360 SH       SOLE                   122065        0   467295
CONOCOPHILLIPS                 COM              20825C104    15166   201701 SH       SOLE                    41465        0   160236
DONNELLEY R R & SONS CO        COM              257867101    14891   759380 SH       SOLE                   149570        0   609810
DORCHESTER MINERALS LP         COM UNIT         25820R105     1566    58200 SH       SOLE                     1050        0    57150
DOUGLAS DYNAMICS INC           COM              25960R105     5742   363630 SH       SOLE                    92235        0   271395
DU PONT E I DE NEMOURS & CO    COM              263534109    15242   282005 SH       SOLE                    58215        0   223790
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      210     6050 SH       SOLE                        0        0     6050
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    11801   392445 SH       SOLE                     9960        0   382485
ENERPLUS CORP                  COM              292766102    15034   475770 SH       SOLE                    92890        0   382880
ENTERPRISE PRODS PARTNERS L    COM              293792107      216     5000 SH       SOLE                        0        0     5000
EXXON MOBIL CORP               COM              30231G102      428     5265 SH       SOLE                        0        0     5265
FEDERATED INVS INC PA          CL B             314211103     6301   264300 SH       SOLE                    76595        0   187705
FNB CORP PA                    COM              302520101    14830  1432880 SH       SOLE                   305475        0  1127405
GALLAGHER ARTHUR J & CO        COM              363576109     6224   218085 SH       SOLE                    60585        0   157500
GENUINE PARTS CO               COM              372460105    14870   273345 SH       SOLE                    56755        0   216590
HEINZ H J CO                   COM              423074103    14677   275475 SH       SOLE                    54560        0   220915
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    15127   623810 SH       SOLE                   130225        0   493585
KIMBERLY CLARK CORP            COM              494368103    17044   256070 SH       SOLE                    49685        0   206385
KRAFT FOODS INC                CL A             50075N104      332     9430 SH       SOLE                        0        0     9430
LEGGETT & PLATT INC            COM              524660107    17557   720125 SH       SOLE                   131090        0   589035
LOCKHEED MARTIN CORP           COM              539830109    14800   182783 SH       SOLE                    38325        0   144458
MERCK & CO INC NEW             COM              58933Y105    14517   411364 SH       SOLE                    81803        0   329561
MONMOUTH REAL ESTATE INVT CO   CL A             609720107     2320   274536 SH       SOLE                    25544        0   248992
NATIONAL CINEMEDIA INC         COM              635309107     9674   572105 SH       SOLE                   119545        0   452560
RAYONIER INC                   COM              754907103    14257   218161 SH       SOLE                    38895        0   179266
SONOCO PRODS CO                COM              835495102    15092   424658 SH       SOLE                    87240        0   337418
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108    10895   126471 SH       SOLE                     3925        0   122546
SYSCO CORP                     COM              871829107    16982   544646 SH       SOLE                    98175        0   446471
TELEFONICA S A                 SPONSORED ADR    879382208    13981   570890 SH       SOLE                   116315        0   454575
UNILEVER PLC                   SPON ADR NEW     904767704    13902   429205 SH       SOLE                    63275        0   365930
VALLEY NATL BANCORP            COM              919794107    12762   937685 SH       SOLE                   194445        0   743240
VERIZON COMMUNICATIONS INC     COM              92343V104     5832   156660 SH       SOLE                    17900        0   138760
W P CAREY & CO LLC             COM              92930Y107     7870   194350 SH       SOLE                    18410        0   175940